John Deere Owner Trust 2023-C				EXHIBIT 99.2
Statement to Certificateholders

$321,000,000 Class A-1 5.65000% Asset Backed Notes due September 16, 2024
$430,000,000 Class A-2 5.76% Asset Backed Notes due August 17, 2026
$430,000,000 Class A-3 5.48% Asset Backed Notes due May 15, 2028
$91,790,000 Class A-4 5.39% Asset Backed Notes due August 15, 2030
$32,639,410 Overcollateralization

Payment Date:				15-Feb-24

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:		$55,160,296.05
		per $1,000 original principal amount:		$171.84

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$55,160,296.05

(2)	(a)	Amount of interest being paid or distributed:

		(i)	Class A-1 Notes:	$679,067.77
			per $1,000 original principal amount:	$2.12

		(ii)	Class A-2 Notes:	$2,064,000.00
			per $1,000 original principal amount:	$4.80

		(iii)	Class A-3 Notes:	$1,963,666.67
			per $1,000 original principal amount:	$4.57

		(iv)	Class A-4 Notes:	$412,290.08
			per $1,000 original principal amount:	$4.49

		(v)	Total:	$5,119,024.52

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:		$1,146,470,970.57

	(b)	Note Value at end of related Collection Period:		$1,073,495,895.61

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:		$32,639,410.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$89,066,486.02
		(ii)	A-1 Note Pool Factor:	0.2774657

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$430,000,000.00
		(ii)	A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$430,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$91,790,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:	$1,004,627.47
		(i) per $1,000 original principal amount:	$0.71
	(b)	Amount of Servicing Fee earned:	$1,004,627.47
	(c)	Amount of Servicing Fee paid:	$1,004,627.47
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$3,766,118.95

(11)	(i)	Amount in Reserve Account:	$13,054,294.10
	(ii)	Specified Reserve Account Balance:	$13,054,294.10

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$9,515,412.37
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.83%

(13)	(i)	Aggregate amount of net losses for the collection period:	$191,018.66
	(ii)	Cumulative amount of net losses:	$297,494.54
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.02%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$1,407,489.76
		(ii) % of Pool Balance:	0.12%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%